Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Cash flows from operating activities
Net income	₩ 3,227,508	$ 2,234,266	₩ 3,171,469	₩ 2,626,894
Adjustments to net income:
Income tax expense	862,658	597,180	1,051,378	890,559
Interest income	(21,188,743)	(14,668,058)	(22,013,341)	(20,641,554)
Interest expense	12,157,974	8,416,444	13,127,005	11,899,014
Dividend income	(484,465)	(335,374)	(310,320)	(240,293)
Adjustments to net income (sub-total)	(8,652,576)	(5,989,808)	(8,145,278)	(8,092,274)
Additions of expenses not involving cash outflows:
Insurance service expense	938,626	649,771	0	0
Other insurance finance expense	378,535	262,044	0	0
Loss on financial assets at FVTOCI	30,357	21,015	4,611	46,335
Impairment loss due to credit loss	2,102,814	1,455,688	1,716,295	1,894,916
Loss on other provisions	132,442	91,684	41,938	99,444
Retirement benefit	187,514	129,808	129,029	113,435
Depreciation and amortization	1,250,606	865,741	1,163,799	993,176
Net loss on foreign currency translation	0	0	1,177,859	366,026
Loss on derivatives (designated for hedge)	624,781	432,509	24,252	35,583
Loss on fair value hedge	92,138	63,783	64,571	72,601
Loss on valuation of investments in joint ventures and associates	24,035	16,638	19,911	22,710
Loss on disposal of investments in joint ventures and associates	1,874	1,297	532	588
Loss on disposal of premises and equipment, intangible assets and other assets	3,475	2,406	2,233	1,873
Impairment loss on premises and equipment, intangible assets and other assets	86,354	59,779	3,627	129
Other loss	0	0	10,887	0
Other operating expenses	1,015	703	9,509	0
Additions of expenses not involving cash outflows (sub-total)	5,854,566	4,052,866	4,369,053	3,646,816
Deductions of income not involving cash inflows:
Insurance income	(1,042,497)	(721,676)	0	0
Other insurance finance income	(405)	(280)	0	0
Gain on financial assets at FVTPL	(924,792)	(640,194)	(1,299,919)	(571,179)
Gain on financial assets at FVTOCI	(160,977)	(111,437)	(101,231)	(8,694)
Gain on other provisions	(691)	(478)	(10,026)	(19,781)
Gain on foreign currency translation	(784,525)	(543,093)	0	0
Gain on derivatives (designated for hedge)	(251,270)	(173,943)	(192,000)	(114,875)
Gain on fair value hedge	(16,141)	(11,174)	(25,469)	(8,986)
Gain on valuation of investments in joint ventures and associates	(122,695)	(84,936)	(96,176)	(132,541)
Gain on disposal of investments in joint ventures and associates	(7,507)	(5,197)	(19,642)	(33,123)
Gain on disposal of premises and equipment, intangible assets and other assets	(45,823)	(31,721)	(7,064)	(5,267)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(971)	(672)	(147)	(230)
Bargain purchase gain	(581,010)	(402,208)	0	0
Deductions of income not involving cash inflows (sub-total)	(3,939,304)	(2,727,009)	(1,751,674)	(894,676)
Changes in operating assets and liabilities:
Reinsurance contract assets	33,600	23,260	0	0
Financial instruments at FVTPL	988,108	684,025	1,594,646	(1,715,646)
Loans and other financial assets at amortized cost	(8,369,230)	(5,793,659)	(21,703,969)	(18,598,117)
Other assets	(680,841)	(471,318)	(1,254,513)	(1,264,071)
Insurance contract liabilities	(130,431)	(90,292)	0	0
Reinsurance contract liabilities	(32,097)	(22,219)	0	0
Investment contract liabilities	(104,735)	(72,504)	0	0
Deposits due to customers	13,839,807	9,580,705	3,411,535	15,176,465
Provisions	1,666	1,153	(203,770)	136,521
Net defined benefit liability	14,200	9,830	(120,782)	(172,759)
Other financial liabilities	3,640,406	2,520,097	4,806,822	2,225,382
Other liabilities	24,815	17,177	(9,173)	95,559
Changes in operating assets and liabilities (sub-total)	9,225,268	6,386,255	(13,479,204)	(4,116,666)
Cash received (paid) from operating activities:
Interest income received	20,564,072	14,235,625	22,304,745	20,416,107
Interest expense paid	(12,410,911)	(8,591,541)	(12,483,982)	(10,626,911)
Dividends received	482,764	334,197	310,341	202,257
Income tax paid	(708,996)	(490,808)	(424,770)	(1,539,605)
Cash received from operating activities (sub-total)	7,926,929	5,487,473	9,706,334	8,451,848
Net cash inflow(outflow) from operating activities	13,642,391	9,444,043	(6,129,300)	1,621,942
Cash flows from investing activities:
Net cash in-flows(out-flows) from hedging activities	(34,199)	(23,675)	0	0
Net cash in-flows(out-flows) from obtaining control	(778,468)	(538,900)	2,008	(209,643)
Net cash out-flows from losing control	0	0	0	(464)
Disposal of financial instruments at FVTPL	19,103,867	13,224,788	11,659,750	10,487,513
Acquisition of financial instruments at FVTPL	(20,087,654)	(13,905,821)	(11,111,809)	(12,167,823)
Acquisition of financial assets at FVTOCI	(43,073,556)	(29,817,975)	(31,718,677)	(24,211,531)
Disposal of financial assets at FVTOCI	35,153,473	24,335,241	26,921,313	20,648,897
Redemption of securities at amortized cost	5,900,990	4,085,002	7,634,677	8,727,124
Acquisition of securities at amortized cost	(5,312,962)	(3,677,936)	(2,586,171)	(4,244,256)
Cash outflows from changes in subsidiaries	(120,121)	(83,155)	(674,625)	(619,726)
Disposal of investments in joint ventures and associates	431,389	298,632	1,253,301	101,051
Acquisition of investments in joint ventures and associates	(757,496)	(524,382)	(979,480)	(310,239)
Disposal of investment properties	4,750	3,288	64,926	0
Acquisition of investment properties	(736)	(510)	0	(99,234)
Disposal of premises and equipment	37,626	26,047	10,730	19,001
Acquisition of premises and equipment	(325,952)	(225,643)	(221,856)	(164,696)
Disposal of intangible assets	3,344	2,315	4,596	2,513
Acquisition of intangible assets	(180,481)	(124,939)	(190,126)	(228,503)
Disposal of assets held for sale	115,094	79,675	23,909	7,156
Net increase(decrease) of other assets	40,489	28,029	(126,765)	8,719
Net cash outflow from investing activities	(9,880,603)	(6,839,919)	(34,299)	(2,254,141)
Cash flows from financing activities:
Net cash in-flows(out-flows) from hedging activities	17,231	11,928	(25,442)	23,394
Net increase(decrease) in borrowings	4,392,369	3,040,649	(3,011,120)	2,332,376
Issuance of debentures	37,210,706	25,759,376	41,067,565	31,101,841
Redemption of debentures	(31,611,225)	(21,883,095)	(35,473,345)	(34,329,491)
Redemption of lease liabilities	(251,559)	(174,144)	(238,770)	(160,673)
Net increase(decrease) of other liabilities	(41)	(28)	(17,690)	118
Acquisition of treasury stocks	(150,000)	(103,839)	(136,699)	(158,165)
Disposal of treasury stocks	0	0	4,834	23,118
Dividends paid	(927,296)	(641,927)	(878,330)	(978,376)
Issuance of hybrid securities	797,841	552,311	1,954,820	798,007
Redemption of hybrid securities	(1,541,088)	(1,066,829)	(1,726,936)	(1,100,000)
Dividends paid to hybrid securities	(250,188)	(173,194)	(234,931)	(226,785)
Dividends paid to non-controlling interest	(1,414)	(979)	(3,829)	(11,647)
Changes in non-controlling interests	0	0	(41,375)	(180,514)
Net increase in non-controlling equity liabilities	0	0	6,589	6,620
Net cash inflow(outflow) from financing activities	7,685,336	5,320,229	1,245,341	(2,860,177)
Effects of exchange rate changes on cash and cash equivalents	(228,568)	(158,228)	1,642,763	(170,154)
Net increase (decrease) in cash and cash equivalents	11,218,556	7,766,125	(3,275,495)	(3,662,530)
Cash and cash equivalents, beginning of the period	27,281,123	18,885,551	30,556,618	34,219,148
Cash and cash equivalents, end of the period	₩ 38,499,679	$ 26,651,676	₩ 27,281,123	₩ 30,556,618